Income Tax (Benefit) Expense - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PRC Enterprise Income Tax Expense
Current year	$ 295	$ 38	$ 83
Deferred tax	(113)	(123)	(201)
Income tax expense credit	$ 182	$ (85)	$ (118)